Changes in Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Income (Loss)
The following table summarizes the changes in accumulated other comprehensive income (loss), which is reported as a component of shareholders’ equity, for the years ended December 31, 2018 and 2017:

	Gains and Losses on Cash Flow Hedges (all amounts net of tax)
	Years ended
	December 31, 2018	December 31, 2017
	$	$
Balance, beginning of the year	3,435	(1,818)

Other comprehensive income (loss) before reclassifications	(19,821)	8,651
Amounts reclassified from accumulated other comprehensive income (loss) to earnings	4,170	(3,398)
Other comprehensive income (loss), net of tax	(15,651)	5,253
Balance, end of the year	(12,216)	3,435